Accrued Separation Costs - Schedule of Accrued Payroll and Payroll Related Expenses (Details) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($)
Payables and Accruals [Abstract]
2019	$ 9,000
2020	9,000
2021	12,000
2022	12,000
2023	18,000
Thereafter	41,635
Accrued Separation Costs, gross	101,635
Less current portion	(9,000)
Accrued Separation Costs, net	$ 92,635